John Hancock Financial Services, Inc.

John Hancock Place Post Office Box 111 Boston, Massachusetts 02117 (617) 572-9197 Fax: (617) 572-9161 E-mail: jchoodlet@jhancock.com

James C. Hoodlet

Vice President and Counsel

VIA EDGAR

May 30, 2012

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

John Hancock Life Insurance Company of New York

John Hancock Life Insurance Company of New York

Separate Account B

“Protection Variable Universal Life 2012” (NY Version)

File Nos. 811-8329 and 333-179571

Dear Mr. Oh:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(2)(i) of Regulation S-T, is Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of John Hancock Life Insurance Company of New York Separate Account B (“Registrant”) relating to certain variable life insurance policies offered by John Hancock Life Insurance Company of New York (“Depositor”).

The above-referenced registration statement relates to the Protection VUL 2012 product. The purpose of this filing is to incorporate SEC Staff comments. In addition, all exhibits, financial statements and certain other information not included in the registration statement are included in this pre-effective amendment.

Request for acceleration

The Registrant and its Principal Underwriter hereby request an order to accelerate effectiveness of the above-referenced amendment to May 30, 2012, as permitted by Rule 461(a) under the Securities Act of 1933. The Registrant and its Principal Underwriter are aware of their obligations under the Securities Act of 1933.

Tandy Representation

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions about the enclosed documents, please call me at (617)-572-9197. Thank you.

Very truly yours,

/s/James C. Hoodlet

Enclosures